Share Capital (Details) - USD ($)				12 Months Ended
	Dec. 31, 2019	Jul. 22, 2016	Jul. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Jan. 08, 2019	Oct. 03, 2016
Equity, Class of Treasury Stock [Line Items]
Total proceeds from exercise of stock options by employees				$ 21,645,000	$ 16,842,000	$ 13,950,000
Ordinary shares redeemed, value				146,931,000	$ 128,960,000	$ 133,106,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount			$ 400,000,000						$ 400,000,000
Ordinary shares redeemed (in shares)	35,100		5,316,062		4,026,576		6,198,481
Ordinary shares redeemed, value	$ 5,300,000		$ 400,000,000	$ 141,600,000	$ 372,100,000		$ 457,900,000
Number of shares authorized to be repurchased (in shares)								1,000,000.0
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)				329,870	408,699	458,243
Average exercise price of option per share (usd per share)				$ 65.54	$ 41.12	$ 30.35
Total proceeds from exercise of stock options by employees				$ 21,600,000	$ 16,800,000	$ 13,900,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares)				237,119	273,742	361,102
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares)				118,611	215,826	320,640
Maximum | Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized percentage		10.00%